Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 sqft	Jun. 30, 2013	Jun. 30, 2012
Leases
Area of office space leased (in square feet)	6,000
Rent holiday period	7 months
Rental expense for operating leases	$ 3,035	$ 2,347	$ 1,519
Future minimum lease payments under non-cancellable operating leases
2015	3,353
2016	3,549
2017	3,200
2018	3,117
2019	2,494
Later years, through 2023	1,637
Total minimum lease payments	$ 17,350